Appendix VI	12 Months Ended
Dec. 31, 2019
Appendix VI
Appendix VI

APPENDIX VI

GRIFOLS, S.A. AND SUBSIDIARIES

Statement of Liquidity for Distribution of Interim Dividend 2019

(Expressed in thousands of Euros)

Thousands of Euros
Forecast distributable profit for 2019:
Projected profit after tax until 31/12/2019	827,684
Less, provision required to legal reserve	—
Estimated distributable profit for 2019	827,684

Interim dividends distributed	136,828

Forecast cash for the period 25 October 2019 to 25 October 2020:
Cash balances at 25 October 2019	—
Projected collections	1,157,200
Projected payments, including interim dividend	557,000
Projected cash balances at 25 October 2020	600,200

This appendix forms an integral part of note 16 to the consolidated financial statements.

APPENDIX VI

GRIFOLS, S.A. AND SUBSIDIARIES

Statement of Liquidity for Distribution of Interim Dividend 2018

(Expressed in thousands of Euros)

Thousands of Euros
Forecast profits distributable for 2018:
Projected profits net of taxes until 31/12/2018	258,091
Less, charge required to legal reserve	—
Estimated profits distributable for 2018	258,091

Interim dividend distributed	136,747

Forecast cash for the period 26 October 2018 to 26 October 2019:
Cash balances at 26 October 2018	—
Projected amounts collected	572,263
Projected payments, including interim dividend	544,112
Projected cash balances at 26 October 2019	28,151

This appendix forms an integral part of note 16 to the consolidated financial statements.